Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Years ended March 31,	2019	2018
Continuing Operations	(In thousands, except per share amounts)
Basic
Continuing operations (loss) earnings	$(36,483)	$10,049
Deduct preferred stock dividends	23	23
Undistributed (loss) earnings	(36,506)	10,026
(Loss) earnings attributable to participating preferred shareholders	(143)	48
(Loss) earnings attributable to common shareholders	$(36,363)	$9,978
Weighted average common shares outstanding	9,652	9,769
Basic (loss) earnings from continuing operations per common share	$(3.77)	$1.02
Diluted
(Loss) earnings attributable to common shareholders	$(36,363)	$9,978
Add dividends on convertible preferred stock	-	20
(Loss) earnings attributable to common stock on a diluted basis	$(36,363)	$9,998
Weighted average common shares outstanding-basic	9,652	9,769
Additional shares to be issued related to the equity compensation plan	-	3
Additional shares to be issued under full conversion of preferred stock	-	67
Total shares for diluted	9,652	9,839
Diluted (loss) earnings from continuing operations per share	$(3.77)	$1.02
Years ended March 31,	2019	2018
Discontinued Operations	(In thousands, except per share amounts)
Basic
Discontinued operations earnings (loss)	$42,230	$(18,529)
Deduct preferred stock dividends	23	23
Undistributed earnings (loss)	42,207	(18,552)
Earnings (loss) attributable to participating preferred shareholders	166	(88)
Earnings (loss) attributable to common shareholders	$42,041	$(18,464)
Weighted average common shares outstanding	9,652	9,769
Basic earnings (loss) from discontinued operations per common share	$4.36	$(1.89)
Diluted
Earnings (loss) attributable to common shareholders	$42,041	$(18,464)
Add dividends on convertible preferred stock	20	-
Earnings (loss) attributable to common stock on a diluted basis	$42,061	$(18,464)
Weighted average common shares outstanding-basic	9,652	9,769
Additional shares to be issued related to the equity compensation plan	3	-
Additional shares to be issued under full conversion of preferred stock	67	-
Total shares for diluted	9,722	9,769
Diluted earnings (loss) from discontinued operations per share	$4.33	$(1.89)